Events after the reporting period (Details)				1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended	10 Months Ended
	Mar. 20, 2025 miner	Dec. 06, 2024 USD ($)	Oct. 25, 2024 USD ($)	Jan. 31, 2025 USD ($) miner	Feb. 13, 2025 USD ($)	Nov. 25, 2024 USD ($) miner shares	Sep. 30, 2024 USD ($) shares	Jan. 20, 2025 USD ($) shares	Jan. 21, 2025 USD ($) shares	Mar. 17, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale							$ 10,696,000				$ 0	$ 0
Initial convertible notes issuance		$ 440,000,000
Annual interest rate on convertible notes		3.25%
Net proceeds of convertible notes		$ 311,600,000
Convertible notes - Capped call transaction costs		44,352,000
Convertible notes - Prepaid forward contract costs		$ 73,717,000
Number of shares sold under previous ATM | shares								16,268,604	133,471,339
Total proceeds under previous ATM								$ 146,265,000	$ 993,294,000
At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares							117,202,735
Shares issued under the ATM Facility							$ 846,939,000
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Income from reimbursements under insurance policies			$ 1,699,000
Number or miners S21 T21 swap					9,025
New ATM capacity									$ 1,000,000,000
Grid Connection Agreement, Non-Refundable Connection Costs										$ 4,100,000
Grid Connection Agreement, Refundable Deposits										$ 26,900,000
Subsequent events | At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares						9,010,957
Shares issued under the ATM Facility						$ 103,269,000
Subsequent events | Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner	6,000			48,000		41,700
Assets held for sale				$ 9,600,000
Major purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
S21 Pro - Option exercised					48,030
S21 Pros capacity - Option exercised					11.2
S21 XP - Option exercised					30,000
S21 XP capacity - Option exercised					8.1
Bitmain contract - Option exercised					$ 411,350,000
S21 XP upgrade capacity					2.4
S21 XP upgrade					$ 35,840,000